Significant events - Support Program (Details) $ in Millions	Dec. 31, 2020 MXN ($) loan
Financial instruments
Number of loans registered in the Support Program | loan	531,636
Loans registered in the Support Program	$ 150,809
Commercial, financial and industrial loans
Financial instruments
Loans registered in the Support Program	58,479
Mortgage loans
Financial instruments
Loans registered in the Support Program	64,235
Loans to customers
Financial instruments
Loans registered in the Support Program	28,095
Installment loans to individuals - Revolving consumer credit cards loans
Financial instruments
Loans registered in the Support Program	8,770
Installment loans to individuals - Non-revolving consumer loans
Financial instruments
Loans registered in the Support Program	$ 19,325